Fair Value of Financial Instruments - Valuation Assumptions of Senior Convertible Notes (Details) - Senior convertible notes' shares	Dec. 31, 2022
Credit spread
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.121
Equity volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.450